RETIREMENT-RELATED BENEFITS - ABO and APBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 1,990	$ 1,202
Plans with PBO in excess of plan assets, Plan Assets	1,125	654
Plans with ABO in excess of plan assets, Benefit Obligation	1,790	1,079
Plans with ABO in excess of plan assets, Plan Assets	1,039	561
Plans with assets in excess of PBO, Benefit Obligation	312
Plans with assets in excess of PBO, Plan Assets	371
Plans with APBO in excess of plan assets, Benefit Obligation	$ 19	1
Plans with plan assets in excess of APBO, Benefit Obligation		12
Plans with plan assets in excess of APBO, Plan Assets		$ 13